Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Share-Based Payments

The following table provides the details of the total share-based payments under 2020 Plan, 2023 Plan and 2024 Plan for the years ended December 31, 2024, 2023 and 2022, respectively.

	Years ended December 31,
	2024	2023	2022

Compensation and benefits	$573,264	$373,333	$-
Communication and technology	-	225,000	225,000
Marketing	-	206,250	206,250
Professional fees	-	243,750	243,750
General and administrative	-	243,750	243,750

Total	$573,264	$1,292,083	$918,750